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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY  10166


                                  March 4, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549



      Re:  Security Equity Separate Account Twenty-Seven
          File No. 811-8892

Commissioners:

     Annual Reports dated December 31, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

     The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.


                                                     Sincerely,

                                                     /s/ Michele H. Abate
                                                     ---------------------------
                                                     Michele H. Abate